Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Revenues
Licensing (Note 3)	$ 395,740	$ 399,696	$ 773,294	$ 664,247
Up-front fees (Note 3)	0	814,824	0	893,809
Revenues	395,740	1,214,520	773,294	1,558,056
Cost of goods sold	0	0	0	33,068
Gross margin	395,740	1,214,520	773,294	1,524,988
Expenses
Research and development	635,326	1,655,039	1,583,171	3,787,300
Selling, general and administrative	548,232	1,476,013	1,071,463	2,683,256
Depreciation (Note 4)	102,423	126,776	205,122	252,060
Expenses	1,285,981	3,257,828	2,859,756	6,722,616
Loss from operations	(890,241)	(2,043,308)	(2,086,462)	(5,197,628)
Net foreign exchange gain	22,066	24,961	44,854	13,629
Interest income	0	843	0	854
Interest expense	(180,258)	(55,294)	(754,198)	(114,102)
Net loss and comprehensive loss	$ (1,048,433)	$ (2,072,798)	$ (2,795,806)	$ (5,297,247)
Loss per common share, basic and diluted	$ (0.04)	$ (0.10)	$ (0.12)	$ (0.26)
Weighted average number of common shares outstanding, basic and diluted	23,678,105	21,037,532	23,445,792	20,047,972